                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4718

                         Van Kampen Tax Free Money Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/05

Item 1.  Reports to Shareholders.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Tax Free Money Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2005.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION NOR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Fund Report

FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2005

Van Kampen Tax Free Money Market Fund is managed by the Adviser's Money Market Team.(1)

MARKET CONDITIONS

The economy continued to grow at a good pace during the semiannual period ended December 31, 2005, despite soaring oil prices and the Gulf Coast hurricanes. Gains in employment were respectable, and consumer confidence and spending remained largely intact. Against this backdrop, the Federal Open Market Committee (the Fed) continued to raise the federal funds target rate. Through a series of four increments of 25 basis points each, the Fed brought the target rate to 4.25 percent at the end of the period.

Yields in the tax-free money markets fluctuated during the period, with shorter-term variable rate demand obligations (VRDOs) demonstrating greater volatility than one-year notes. For the overall period, however, yields across the municipal money market sector ended sharply higher.

PERFORMANCE ANALYSIS

For the six-month period ended December 31, 2005, the fund provided a total return of .67 percent. For the seven-day period ended December 31, 2005, the fund provided an annualized yield of 2.02 percent. The yield reflects the current earnings of the fund more closely than does the total return calculation. Total return assumes reinvestment of all distributions. Past performance is no guarantee of future results.

Throughout the period, we managed the portfolio according to our long-standing conservative discipline. Based on our view that short-term rates would continue to rise, we invested primarily in VRDOs. These securities offer daily or weekly reset features, which allowed the fund to quickly benefit from rising short-term rates. To help offset the potential volatility associated with VRDOs without committing to the uncertainty of longer-dated municipal notes, we invested in fixed-rate tax-exempt commercial paper in the one- to three-month range. This strategy afforded us with the flexibility to invest in higher-yielding securities as they came to market.

(1)Team members may change without notice from time to time.

We used our research-intensive approach to seek out investments that would add value while meeting our conservative, risk-conscious criteria. These included financings for rural schools with attractive debt characteristics and the issues of certain smaller municipalities. Additionally, we were able to increase the fund's yield by taking advantage of seasonal imbalances in supply and demand. Generally, we favored notes with maturities in the one- to three-month range, while paring exposure to notes in the one-year range.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the fund in the future.

PORTFOLIO COMPOSITION AS OF 12/31/05
7 Day Floaters                                                80.3%
Daily Variable Rate Securities                                 5.8
Bonds/Notes                                                    4.7
Put Option Bonds                                               4.7
Commercial Paper                                               4.5

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of total investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.
 2

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/01/05-12/31/05.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads) or contingent deferred sales charges.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  7/1/05          12/31/05       7/1/05-12/31/05
Actual.......................................    $1,000.00        $1,006.71           $6.52
Hypothetical.................................     1,000.00         1,018.71            6.56
(5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.29%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). This expense ratio reflects an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN TAX FREE MONEY FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED)

PAR                                                                   CURRENT
AMOUNT                                                   MATURITY      YIELD       AMORTIZED
(000)     DESCRIPTION                                      DATE     AT 12-31-05      COST
---------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  99.1%
          7 DAY FLOATERS  79.6%
$ 800     American Pub Energy Agy NE Gas Supply Rev
          Proj Ser A...................................  01/06/06     3.560%      $   800,000
  800     Broward Cnty, FL Ed Facs Auth City Coll Proj
          (LOC: Citibank)..............................  01/06/06     3.530           800,000
  800     Charlotte, NC Ctfs Partn Convention Fac Proj
          Ser B Rfdg...................................  01/06/06     3.600           800,000
  660     Convention Ctr Auth RI Rev Ser A Rfdg (MBIA
          Insd)........................................  01/06/06     3.400           660,000
  800     Franklin Cnty, TN Hlth & Ed Fac Univ of the
          South (LOC: SunTrust Bank)...................  01/06/06     3.550           800,000
  800     Fulton Cnty, GA Dev Auth Rev Pace Academy Inc
          Proj (LOC: Bank of America)..................  01/06/06     3.550           800,000
  800     Gibson Cnty, IN Pollutn Ctl Rev Toyota Mtr
          Mfg Proj Ser A...............................  01/06/06     3.590           800,000
  455     Illinois Hsg Dev Auth Multi Family Rev Hsg
          Vlg Center Proj (LOC: Fifth Third Bank)......  01/06/06     3.560           455,000
  800     Maryland St Trans Auth Baltimore/Washington
          DC Arpt Ser A (LOC: State Street Bank &
          Trust).......................................  01/06/06     3.350           800,000
  520     Medical Ctr Hosp Auth GA Rev Adj Spring
          Harbor at Green Island (LOC: Bank of
          Scotland)....................................  01/06/06     3.530           520,000
  800     North Carolina Med Care Comm Hlth Sys Rev
          Mission St Josephs Rfdg......................  01/06/06     3.600           800,000
  700     North Miami, FL Ed Fac Rev Miami Cntry Day
          Sch Proj (LOC: Bank of America)..............  01/06/06     3.600           700,000
  775     Palm Beach Cnty, FL Rev Henry Morrison
          Flagler Proj (LOC: Northern Trust Co)........  01/06/06     3.530           775,000
  700     Pennsylvania St Tpk Comm Rev Ser A-2.........  01/06/06     3.580           700,000
  675     Portland, OR Hsg Auth Rev New Mkt West Proj
          (LOC: Wells Fargo Bank)......................  01/06/06     3.530           675,000
  465     Quad Cities, IL Regl Econ Dev Auth IL Indl
          Dev Rev Seaberg Inds Inc Proj (LOC: Wells
          Fargo Bank)..................................  01/06/06     3.760           465,000
  800     Texas St Mobility Fd Ser B...................  01/04/06     3.370           800,000
  800     Utah Cnty, UT Hosp Rev IHC Hlth Svcs Inc Ser
          B............................................  01/06/06     3.580           800,000
  800     Washington St Hsg Fin Comm Multi-Family Mtg
          Rev (LOC: Harris Trust & Savings Bank).......  01/06/06     3.550           800,000
                                                                                  -----------
          TOTAL 7 DAY FLOATERS.................................................    13,750,000
                                                                                  -----------

          DAILY VARIABLE RATE SECURITIES  5.8%
  600     Atlanta, GA Wtr & Wastewtr Rev Ser C (FSA
          Insd)........................................  01/03/06     3.700           600,000
  100     Detroit, MI Sew Disp Rev Ser B (FSA Insd)....  01/03/06     3.700           100,000
  300     Harris Cnty, TX Hlth Fac Dev Corp The
          Methodist Sys Ser B Rfdg.....................  01/03/06     3.700           300,000
                                                                                  -----------
          TOTAL DAILY VARIABLE RATE SECURITIES (A).............................     1,000,000
                                                                                  -----------

 6                                             See Notes to Financial Statements

VAN KAMPEN TAX FREE MONEY FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

PAR                                                                 YIELD ON
AMOUNT                                                   MATURITY   DATE OF     AMORTIZED
(000)     DESCRIPTION                                      DATE     PURCHASE      COST
------------------------------------------------------------------------------------------
          BONDS/NOTES  4.6%
$ 800     Pioneer Valley Trans Auth MA, RANs...........  08/03/06    2.020%    $   804,094
                                                                               -----------

          COMMERCIAL PAPER  4.5%
  770     City of Chicago IL Wtr Sys (LOC: BNP Paribas
          San Francisco)...............................  05/12/06    3.020         770,000
                                                                               -----------

          PUT OPTION BOND  4.6%
  800     Plaquemines, LA Port Hbr & Term Dist Port Fac
          Rev Chevron Pipe Line Co.....................  09/01/06    3.750         800,000
                                                                               -----------
TOTAL INVESTMENTS  99.1% (B)................................................    17,124,094

OTHER ASSETS IN EXCESS OF LIABILITIES  0.9%.................................       148,308
                                                                               -----------

NET ASSETS  100.0%..........................................................   $17,272,402
                                                                               ===========

Percentages are calculated as a percentage of net assets.

(a) Securities include a put feature allowing the Fund to periodically put the securities back to the issuer at amortized cost on specified dates. The interest rates shown represent the current interest rates earned by the Fund based on the most recent reset dates. The maturity date shown represents the next reset date.

(b) At December 31, 2005, cost is identical for both book and federal income tax purposes.

FSA--Financial Security Assurance Inc.

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

RANs--Revenue Anticipation Notes

See Notes to Financial Statements                                              7

VAN KAMPEN TAX FREE MONEY FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2005 (Unaudited)

ASSETS:
Total Investments, at amortized cost which approximates
  market value..............................................  $17,124,094
Cash........................................................       70,369
Receivables:
  Investments Sold..........................................      110,000
  Interest..................................................       75,113
  Fund Shares Sold..........................................       16,330
Other.......................................................      132,962
                                                              -----------
    Total Assets............................................   17,528,868
                                                              -----------
LIABILITIES:
Payables:
  Distributor and Affiliates................................       11,378
  Fund Shares Repurchased...................................        7,997
  Income Distributions......................................        1,072
Trustees' Deferred Compensation and Retirement Plans........      187,517
Accrued Expenses............................................       48,502
                                                              -----------
    Total Liabilities.......................................      256,466
                                                              -----------
NET ASSETS..................................................  $17,272,402
                                                              ===========
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $17,292,398
Accumulated Net Realized Loss...............................      (19,996)
                                                              -----------
NET ASSETS
(Equivalent to $1.00 per share for 17,310,650 shares
  outstanding)..............................................  $17,272,402
                                                              ===========

 8                                             See Notes to Financial Statements

VAN KAMPEN TAX FREE MONEY FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended December 31, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $230,972
                                                              --------
EXPENSES:
Investment Advisory Fee.....................................    39,103
Distribution (12b-1) and Service Fees.......................    21,588
Shareholder Services........................................    17,575
Shareholder Reports.........................................    14,816
Registration and Filing Fees................................    13,329
Legal.......................................................    13,161
Trustees' Fees and Related Expenses.........................    11,782
Audit.......................................................    10,267
Custody.....................................................     3,684
Other.......................................................    10,248
                                                              --------
    Total Expenses..........................................   155,553
    Expense Reduction ($39,103 Investment Advisory Fee and
      $4,097 other).........................................    43,200
    Less Credits Earned on Cash Balances....................       835
                                                              --------
    Net Expenses............................................   111,518
                                                              --------
NET INVESTMENT INCOME.......................................  $119,454
                                                              ========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $119,454
                                                              ========

See Notes to Financial Statements                                              9

VAN KAMPEN TAX FREE MONEY FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                                FOR THE            FOR THE
                                                           SIX MONTHS ENDED      YEAR ENDED
                                                           DECEMBER 31, 2005    JUNE 30, 2005
                                                           ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................     $   119,454       $    120,300
Distributions from Net Investment Income.................        (115,003)          (144,609)
                                                              -----------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......           4,451            (24,309)
                                                              -----------       ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................       3,206,023          7,943,943
Net Asset Value of Shares Issued Through Dividend
  Reinvestment...........................................         133,284            116,293
Cost of Shares Repurchased...............................      (3,565,737)       (15,118,395)
                                                              -----------       ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......        (226,430)        (7,058,159)
                                                              -----------       ------------
TOTAL DECREASE IN NET ASSETS.............................        (221,979)        (7,082,468)
NET ASSETS:
Beginning of the Period..................................      17,494,381         24,576,849
                                                              -----------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $0 and ($4,451),
  respectively)..........................................     $17,272,402       $ 17,494,381
                                                              ===========       ============

 10                                            See Notes to Financial Statements

VAN KAMPEN TAX FREE MONEY FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                     SIX MONTHS
                                       ENDED                   YEAR ENDED JUNE 30,
                                    DECEMBER 31,    -----------------------------------------
                                        2005        2005     2004     2003     2002     2001
                                    ---------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................    $1.00        $1.00    $1.00    $1.00    $1.00    $1.00
                                       -----        -----    -----    -----    -----    -----
  Net Investment Income............      .01          .01      -0-***   .01      .01      .03
  Net Realized and Unrealized
    Gain...........................      -0-          -0-      -0-***   -0-      -0-      -0-
                                       -----        -----    -----    -----    -----    -----
Total from Investment Operations...      .01          .01      -0-      .01      .01      .03
                                       -----        -----    -----    -----    -----    -----
Less:
  Distributions from Net Investment
    Income.........................      .01          .01      -0-***   .01      .01      .03
  Distributions from Net Realized
    Gain...........................      -0-          -0-      -0-***   -0-      -0-      -0-
                                       -----        -----    -----    -----    -----    -----
Total Distributions................      .01          .01      -0-      .01      .01      .03
                                       -----        -----    -----    -----    -----    -----
NET ASSET VALUE, END OF THE
  PERIOD...........................    $1.00        $1.00    $1.00    $1.00    $1.00    $1.00
                                       =====        =====    =====    =====    =====    =====

Total Return* (a)..................    0.67%**      0.73%    0.14%    0.54%    0.94%    3.25%
Net Assets at End of the Period (In
  millions)........................    $17.3        $17.5    $24.6    $32.0    $39.2    $47.9
Ratio of Expenses to Average Net
  Assets* (b)......................    1.29%        1.18%     .88%     .78%     .93%     .82%
Ratio of Net Investment Income to
  Average Net Assets*..............    1.37%         .58%     .13%     .54%     .95%    3.18%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net
     Assets (b)....................    1.79%        1.73%    1.39%    1.28%    1.43%    1.32%
   Ratio of Net Investment
     Income/Loss to Average Net
     Assets........................     .87%         .03%    (.38%)    .04%     .45%    2.68%

**  Non-Annualized

*** Amount represents less than $.01 per share.

(a) Assumes reinvestment of all distributions for the period and includes combined Rule 12b-1 fees and service fees of up to .25%.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% and .02% for the years ended June 30, 2002 and 2001, respectively.

See Notes to Financial Statements                                             11

VAN KAMPEN TAX FREE MONEY FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Tax Free Money Fund (the "Fund") is organized as a Delaware statutory trust. The Fund is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with a high level of current income exempt from federal income taxes consistent with the preservation of capital and liquidity through investments in a diversified portfolio of municipal securities that will mature within twelve months of the date of purchase. The Fund commenced investment operations on November 5, 1986.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio investment is valued at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Interest income is recorded on an accrual basis.

C. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At June 30, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $17,831, which will expire according to the following schedule:

AMOUNT                                                         EXPIRATION
$17,730.....................................................  June 30, 2012
    101.....................................................  June 30, 2013

D. DISTRIBUTION OF INCOME AND GAINS The Fund declares dividends from net investment income daily and automatically reinvests such dividends daily. Net realized gains, if any, are distributed annually. Shareholders can elect to receive the cash equivalent of their daily dividends at each month end.

VAN KAMPEN TAX FREE MONEY FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

    The tax character of distributions paid during the year ended June 30, 2005 was as follows:

                                                              2005
Distributions paid from:
Ordinary income.............................................  $511
Long-term capital gain......................................   -0-
                                                              ----
                                                              $511
                                                              ====

    As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $497

E. EXPENSE REDUCTIONS During the six months ended December 31, 2005, the Fund's custody fee was reduced by $835 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................     .450%
Next $250 million...........................................     .375%
Next $250 million...........................................     .325%
Next $500 million...........................................     .300%
Next $500 million...........................................     .275%
Next $500 million...........................................     .250%
Next $500 million...........................................     .225%
Next $12 billion............................................     .200%
Over $15 billion............................................     .199%

    For the six months ended December 31, 2005, the Adviser voluntarily waived $39,103 of its investment advisory fees. This represents .45% of its average net assets for the period. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

    For the six months ended December 31, 2005, the Fund recognized expenses of approximately $200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended December 31, 2005, the Fund recognized expenses of approximately $17,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Legal" expenses on the Statement of Operations. Services provided pursuant to the

VAN KAMPEN TAX FREE MONEY FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations. With respect to the Accounting Services agreement, the Adviser reimburses the cost of such services to each fund with assets less than $25 million. For the six months ended December 31, 2005, $4,097 was reimbursed to the Fund.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended December 31, 2005, the Fund recognized expenses of approximately $11,900 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $123,094 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2005. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

Transactions in shares were as follows:

                                                           SIX MONTHS ENDED      YEAR ENDED
                                                           DECEMBER 31, 2005    JUNE 30, 2005
Beginning Shares.........................................     17,537,080          24,595,239
                                                              ----------         -----------
Shares Sold..............................................      3,206,023           7,943,943
Shares Issued Through Dividend Reinvestment..............        133,284             116,293
Shares Repurchased.......................................     (3,565,737)        (15,118,395)
                                                              ----------         -----------
Net Change in Shares Outstanding.........................       (226,430)         (7,058,159)
                                                              ----------         -----------
Ending Shares............................................     17,310,650          17,537,080
                                                              ==========         ===========

4. DISTRIBUTION AND SERVICE PLANS

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

    Annual fees under the Plans of up to .25% of the Fund's average daily net assets are accrued daily. The annual fees for the Fund are paid quarterly.

    Included in these fees for the six months ended December 31, 2005, are payments retained by Van Kampen of approximately $3,600 and payments made to Morgan Stanley DW, Inc., an affiliate of the Adviser, of approximately $200.

VAN KAMPEN TAX FREE MONEY FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2005 (UNAUDITED) continued

5. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs have filed a Motion for Leave to file a Supplemental Pleading that would, among other things, expand the allegations and alleged class.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, that plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

6. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN TAX FREE MONEY FUND

BOARD OF TRUSTEES, OFFICERS, AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 W. Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER, & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Tax Free Money Fund

  An Important Notice Concerning Our U.S. Privacy Policy
  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Tax Free Money Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Tax Free Money Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                           188
                                                                 TFMM SAR 2/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                      RN06-00268P-Y 12/05

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax Free Money Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
    ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 9, 2006

By:  /s/ Phillip G. Goff
    --------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: February 9, 2006